United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature, Place and Date of Signing:

Kara Downing	Cleveland, Ohio		August 3, 2012

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$74,144,898


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class		(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

 Exxon Mobil Corp. 	Com	30231G102	13,070	152736	Sole		152736
 Apple Computer Inc. 	Com	037833100	3,376	5781	Sole		5781
 Cerner Corporation	Com	156782104	2,741	33157	Sole		33157
 Intel Corporation 	Com	458140100	2,509	94149	Sole		94149
 Danaher Corp Del	Com	235851102	2,506	48121	Sole		48121
 International Business Machine 	Com	459200101	2,476	12658	Sole		12658
 CVS Caremark Corp 	Com	126650100	2,457	52574	Sole		52574
 Verizon Communications	Com	92343V104	2,377	53479	Sole		53479
 Lowes Companies Inc.	Com	548661107	2,262	79552	Sole		79552
 Novartis A G ADR	Com	66987V109	2,257	40369	Sole		40369
 Mylan Inc.	Com	628530107	2,244	105020	Sole		105020
 Microsoft Corporation 	Com	594918104	2,220	72586	Sole		72586
 ConocoPhillips	Com	20825C104	2,177	38963	Sole		38963
 Scripps Networks Interactive I 	Com	811065101	2,170	38166	Sole		38166
 McKesson Corp.	Com	58155Q103	2,146	22893	Sole		22893
 Accenture Ltd.	Com	G1151C101	2,119	35267	Sole		35267
 Stericycle Inc. 	Com	858912108	2,102	22934	Sole		22934
 Fiserv Inc. 	Com	337738108	2,055	28452	Sole		28452
 Google Inc. 	Com	38259P508	1,999	3446	Sole		3446
 ANSYS Inc.	Com	03662Q105	1,874	29693	Sole		29693
 Huntington Bancshares 	Com	446150104	1,864	291252	Sole		291252
 Colgate Palmolive Co	Com	194162103	1,649	15837	Sole		15837
 Oracle Corporation	Com	68389X105	1,646	55430	Sole		55430
 Thermo Fisher Scientific Inc. 	Com	883556102	1,588	30582	Sole		30582
 Chevron Corporation 	Com	166764100	1,587	15041	Sole		15041
 Apache Corp.	Com	037411105	1,566	17815	Sole		17815
 Public Svc Enterprise Group In 	Com	744573106	1,564	48112	Sole		48112
 Procter & Gamble Co 	Com	742718109	1,535	25060	Sole		25060
 BP PLC ADR	Com	055622104	1,150	28374	Sole		28374
 Freeport-McMoRan Copper & Gold 	Com	35671D857	659	19349	Sole		19349
 Lincoln Elec Hldgs Inc. 	Com	533900106	646	14745	Sole		14745
 Eaton Corporation 	Com	278058102	409	10321	Sole		10321
 General Elec Company	Com	369604103	375	18006	Sole		18006
 Philip Morris International In 	Com	718172109	288	3295	Sole		3295
 America Movil S A De C V Spon 	Com	02364W105	251	9650	Sole		9650
 Automatic Data Processing Inc. 	Com	053015103	232	4160	Sole		4160